Fair Value of Financial Instruments (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fair Value of Financial Instruments
Beginning balance	$ 358,000	$ 618,000
Increase (decrease) in contingent consideration liability	(30,000)	112,600
Payments	(168,000)	(372,600)
Ending balance	$ 160,000	$ 358,000